Other assets (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Other Assets

	As at

(Millions of Canadian dollars)	October 31 2022	October 31 2021
Accounts receivable and prepaids	$4,250	$5,056
Accrued interest receivable	4,703	2,195
Cash collateral	25,634	14,541
Commodity trading receivables	7,054	6,996
Deferred income tax asset	1,472	2,011
Employee benefit assets	3,331	2,640
Insurance-related assets
Collateral loans	524	615
Policy loans	85	87
Reinsurance assets	1,084	1,032
Other	12	62
Investments in joint ventures and associates	711	654
Margin deposits	14,684	11,441
Precious metals	1,772	1,619
Receivable from brokers, dealers and clients	3,299	3,395
Taxes receivable	6,933	4,891
Other	4,752	4,648
	$80,300	$61,883